UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
REVENUE
Revenue	$ 7,790,265	$ 6,712,478
COST OF REVENUE
Total cost of revenue	6,443,221	5,136,132
GROSS PROFIT	1,347,044	1,576,346
OPERATING EXPENSES
Selling expenses	1,128,805	2,593,603
General and administrative expenses	8,023,242	1,985,107
Research and development expenses	84,242	9,999
Total operating expenses	9,236,289	4,588,709
LOSS FROM OPERATIONS	(7,889,245)	(3,012,363)
OTHER INCOME, NET
Interest (expense) income, net	(81,545)	2,232
Investment income	14,831	28,957
Other (expenses) income, net	(11,246)	5,086
Amortization of debt issuance costs	(465,004)	0
Gain on derivative liabilities	867,251	0
Total other income, net	324,287	36,275
LOSS BEFORE INCOME TAX PROVISION	(7,564,958)	(2,976,088)
PROVISION FOR INCOME TAXES	19,510	27,044
NET LOSS	(7,584,468)	(3,003,132)

Less: net (loss) income attributable to non-controlling interest	(283,326)	155,986
NET LOSS ATTRIBUTABLE TO ESHALLGO INC	(7,301,142)	(3,159,118)
COMPREHENSIVE LOSS
Net loss	(7,584,468)	(3,003,132)
Foreign currency translation gain	292,419	521,102
Comprehensive loss	(7,292,049)	(2,482,030)
Less: Comprehensive (loss) income attributable to non-controlling interest	(168,312)	371,101
COMPREHENSIVE LOSS ATTRIBUTABLE TO ESHALLGO INC	$ (7,123,737)	$ (2,853,131)
Loss per common share - basic (in Dollars per share)	$ (0.26)	$ (0.15)
Earnings (loss) per common share - diluted (in Dollars per share)	$ (0.26)	$ (0.15)
Weighted average shares - basic (in Shares)	28,587,486	21,108,288
Weighted average shares - diluted (in Shares)	28,587,486	21,108,288
Nonrelated Party
REVENUE
Revenue	$ 7,685,885	$ 6,042,781
COST OF REVENUE
Total cost of revenue	6,373,999	4,679,515
Related Party
REVENUE
Revenue	104,380	669,697
COST OF REVENUE
Total cost of revenue	$ 69,222	$ 456,617